Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 1,443,388	$ 1,841,255
Operating costs and expenses:
Lease operating expenses	1,405,429	1,627,160
Depreciation, depletion and amortization	305,090	597,465
General and administrative expenses	1,623,973	1,561,528
Total operating costs and expenses	3,334,492	3,786,153
Loss from operations	(1,891,104)	(1,944,898)
Other income (expense):
Change in fair value of warrants	(144,569)	273,472
Exchange (loss) gain	(63,983)	90,060
Other income (expenses), net	510	(39,798)
Total other income (expenses), net	(208,042)	323,734
Loss before income tax	(2,099,146)	(1,621,164)
Income tax provision
Net loss	$ (2,099,146)	$ (1,621,164)
Loss per ordinary share attributable to the Company
Basic	$ (0.26)	$ (0.16)
Diluted	$ (0.26)	$ (0.16)
Weighted average number of ordinary shares outstanding
Basic	10,142,694	10,142,694
Diluted	10,142,694	10,142,694